UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: November 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET MANAGED MUNICIPALS FUND

FORM N-Q

NOVEMBER 30, 2018

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 99.6%
Alabama - 2.8%
Birmingham, AL, Commercial Development Authority Revenue:
Civic Center Improvements Project, Series A, GTD	5.000%	4/1/24	$1,770,000	$1,858,447
Civic Center Improvements Project, Series A, GTD	5.000%	4/1/25	1,970,000	2,068,441
Civic Center Improvements Project, Series A, GTD	5.000%	4/1/26	1,700,000	1,784,949
Civic Center Improvements Project, Series A, GTD	5.000%	4/1/27	1,500,000	1,574,955
Civic Center Improvements Project, Series A, GTD	5.000%	4/1/28	1,700,000	1,784,643
Civic Center Improvements Project, Series A, GTD	5.250%	4/1/29	1,750,000	1,844,920
Birmingham, AL, Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s Hospital, AGC	6.000%	6/1/39	4,000,000	4,080,680	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, (0.000% until 10/1/23, 7.750%)	0.000%	10/1/46	2,000,000	1,722,460
Convertible CAB, Subordinated Lien, Warrants, Step bond, (0.000% until 10/1/23, 7.900%)	0.000%	10/1/50	69,910,000	60,094,636
Senior Lien, Warrants, Series A, AGM	5.500%	10/1/53	7,200,000	7,888,104
Subordinated Lien, Warrants, Series D	6.000%	10/1/42	16,030,000	18,223,385
Subordinated Lien, Warrants, Series D	6.500%	10/1/53	12,300,000	14,323,596
Southeast Alabama State Gas Supply District, Gas Supply Revenue, Project #1, Series A	4.000%	4/1/24	6,000,000	6,301,140	(b)

Total Alabama				123,550,356

Alaska - 0.2%
Alaska State Housing Finance Corp. Revenue, State Capital Project II	5.000%	12/1/27	315,000	340,471
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project, Series C, Refunding	5.000%	1/1/21	10,000,000	10,548,000

Total Alaska				10,888,471

Arizona - 1.0%
Arizona State Board of Regents University System Revenue:
Series D	5.000%	7/1/41	3,450,000	3,836,193
Series D	5.000%	7/1/46	2,500,000	2,762,625

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - (continued)
Arizona State IDA, Education Revenue:
Academies Math & Science Project, SD Credit Program, Refunding	5.000%	7/1/47	$1,300,000	$1,392,742
Academies Math & Science Project, SD Credit Program, Refunding	5.000%	7/1/48	1,800,000	1,932,606
Basis School Project, Credit Enhanced, SD Credit Program, Refunding	5.000%	7/1/47	1,505,000	1,635,122
Basis School Project, Credit Enhanced, SD Credit Program, Refunding	5.000%	7/1/52	1,000,000	1,079,020
Basis School Project, Series D, Refunding	5.000%	7/1/37	600,000	604,974	(c)
Basis School Project, Series D, Refunding	5.000%	7/1/47	860,000	850,936	(c)
Basis School Project, Series D, Refunding	5.000%	7/1/51	2,580,000	2,510,546	(c)
Maricopa County, AZ, IDA, Education Revenue:
Great Hearts Arizona Project, Series A, SD Credit Program	5.000%	7/1/52	1,000,000	1,090,430
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/37	300,000	332,940
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/48	600,000	655,806
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	5,235,000	5,756,668	(c)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies, Refunding	5.000%	7/1/46	1,300,000	1,333,618
Queen Creek, AZ, Excise Tax & State Shared Revenue:
Series A	5.000%	8/1/42	1,640,000	1,855,135
Series A	5.000%	8/1/47	2,000,000	2,252,920
Salt Verde, AZ Financial Corp., Senior Gas Revenue	5.250%	12/1/28	12,000,000	13,952,280
Tucson, AZ, IDA, Lease Revenue, University of Arizona, Marshall Foundation, AMBAC	5.000%	7/15/22	810,000	811,175

Total Arizona				44,645,736

California - 19.6%
ABAG Finance Authority for Nonprofit Corps., CA, Revenue, Sharp HealthCare	6.250%	8/1/39	10,000,000	10,303,700	(a)
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	6,750,000	7,437,487
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	2,250,000	2,455,020

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Anaheim, CA, Public Financing Authority Lease Revenue:
Electric Systems Distribution	5.250%	10/1/39	$6,000,000	$6,072,720	(a)
Series A, Refunding	5.000%	5/1/33	1,750,000	1,959,930
Series A, Refunding	5.000%	5/1/34	1,350,000	1,507,613
Series A, Refunding	5.000%	5/1/46	9,000,000	9,912,600
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area (SIFMA Municipal Swap Index Yield + 1.250%)	2.940%	4/1/27	27,000,000	28,063,260	(b)(d)
San Francisco Bay Area	5.000%	4/1/34	15,000,000	15,169,650	(a)
San Francisco Bay Area	5.125%	4/1/39	22,525,000	22,788,768	(a)
California Health Facilities Financing Authority Revenue:
Cedars-Sinai Medical Center	5.000%	8/15/34	6,595,000	6,747,806	(a)
Cedars-Sinai Medical Center	5.000%	8/15/39	12,895,000	13,193,777	(a)
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	1,500,000	1,662,105
Stanford Hospital and Clinics, Series A-1, Refunding	5.150%	11/15/40	24,150,000	25,724,580	(a)
Stanford Hospital and Clinics, Series B, Refunding	5.000%	11/15/36	34,000,000	36,119,560	(a)
California Infrastructure & Economic Development Bank Revenue:
Green Bond, Clean Water State Revolving Fund	5.000%	10/1/43	2,620,000	3,008,101
UCSF 2130 Third Street	5.000%	5/15/42	5,000,000	5,666,950
California State MFA Revenue:
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/43	8,085,000	8,690,890	(e)
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/47	4,150,000	4,442,160	(e)
Senior Lien, Linux Apartment Project, Series B	5.000%	6/1/48	2,000,000	2,135,320	(e)
California State University Revenue:
Systemwide, Series A	5.500%	11/1/39	10,000,000	10,162,000	(a)
Systemwide, Series A, Refunding	4.000%	11/1/45	1,500,000	1,516,695
California State, GO:
Bid Group C, Refunding	5.000%	8/1/33	10,000,000	11,466,400
Various Purpose	5.000%	9/1/36	8,000,000	9,088,480
California Statewide CDA Revenue:
American Baptist Homes of the West, Refunding	5.000%	10/1/45	2,550,000	2,689,944
John Muir Health	5.125%	7/1/39	7,280,000	7,425,382	(a)
Methodist Hospital Project, FHA	6.750%	2/1/38	8,575,000	8,859,947	(a)
Provident Group-Pomona Properties LLC	5.750%	1/15/45	11,815,000	12,389,209	(c)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Eastern Municipal Water District Financing Authority, CA, , Water & Wastewater Revenue, Series D	5.000%	7/1/47	$15,950,000	$18,115,691
Golden State Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1	5.000%	6/1/47	9,150,000	8,800,744
Imperial Irrigation District, CA, Electric System Revenue:
Series A, Refunding	5.000%	11/1/25	2,120,000	2,251,610	(a)
Series A, Refunding	5.500%	11/1/41	7,905,000	8,469,654	(a)
Series B, Refunding	5.000%	11/1/36	4,000,000	4,248,320	(a)
Long Beach, CA, Bond Finance Authority Revenue, Series A	5.000%	11/15/29	2,500,000	2,916,800
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase Revenue, Series A	5.500%	11/15/37	6,730,000	8,445,073
Long Beach, CA, Marina System Revenue	5.000%	5/15/40	2,250,000	2,423,678
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Series A	5.000%	5/15/35	2,000,000	2,084,480
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/40	7,500,000	7,800,375
Subordinated, Series C	5.000%	5/15/44	6,500,000	7,194,265	(e)
Los Angeles, CA, Department of Water & Power Revenue:
Power System, Series A	5.000%	7/1/47	7,500,000	8,398,200
Power System, Series A, Refunding	5.000%	7/1/46	2,000,000	2,222,660
Power System, Series B, Refunding	5.000%	7/1/39	11,020,000	12,490,839
Series C	5.000%	7/1/37	4,825,000	5,531,718
Series C	5.000%	7/1/38	1,000,000	1,143,430
Series C	5.000%	7/1/42	13,000,000	14,728,090
Series E	5.000%	7/1/44	10,000,000	11,034,900
Los Angeles, CA, Harbor Department Revenue, Series B	5.250%	8/1/39	3,250,000	3,328,618	(a)
Los Angeles, CA, Wastewater System Revenue, Green Bond, Subordinated, Series A	5.000%	6/1/48	8,400,000	9,554,832
Modesto Irrigation District, Series B	5.000%	10/1/32	13,290,000	13,951,177
Modesto, CA, Irrigation District Financing Authority:
COP, Capital Improvement, Series A	6.000%	10/1/39	4,400,000	4,463,228	(a)
COP, Capital Improvement, Series A, Refunding	6.000%	10/1/39	10,600,000	10,752,322	(a)
Morongo Band of Mission Indians, Tribal Economic Development, Series A	5.000%	10/1/42	2,200,000	2,237,444	(c)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
M-S-R Energy Authority, CA, Gas Revenue:
Series A	7.000%	11/1/34	$7,000,000	$9,770,250
Series A	6.500%	11/1/39	13,765,000	18,880,349
Series B	7.000%	11/1/34	26,500,000	36,987,375
Series B	6.500%	11/1/39	58,500,000	80,239,770
Series C	6.125%	11/1/29	5,860,000	7,219,579
Series C	7.000%	11/1/34	20,000,000	27,915,000
Series C	6.500%	11/1/39	3,290,000	4,512,630
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,000,000	5,605,850	(a)
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	12,000,000	12,679,560
Riverside County, CA, Transportation Commission Sales Tax Revenue:
Series B, Refunding	5.000%	6/1/37	3,400,000	3,919,928
Series B, Refunding	5.000%	6/1/38	7,100,000	8,163,580
Series B, Refunding	5.000%	6/1/39	9,930,000	11,379,780
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien, Series A	5.750%	6/1/44	1,500,000	1,632,000
Senior Lien, Series A	5.750%	6/1/48	3,700,000	4,019,199
Riverside, CA, USD Financing Authority Revenue:
Superior Lien, Series A	5.000%	9/1/32	1,375,000	1,485,220
Superior Lien, Series A	5.000%	9/1/37	1,280,000	1,375,514
Roseville, CA, Natural Gas Financing Authority Revenue	5.000%	2/15/27	4,000,000	4,543,200
Sacramento County, CA, Airport System Revenue	5.000%	7/1/40	7,000,000	7,293,230
San Bernardino County, CA, COP:
Arrowhead Project, Series A, Refunding	5.125%	8/1/24	10,000,000	10,208,100
Arrowhead Project, Series A, Refunding	5.250%	8/1/26	5,000,000	5,106,450
Arrowhead Project, Series B, Refunding	5.125%	8/1/24	20,000,000	20,416,200
San Diego County, CA, Regional Airport Authority Revenue, Series B	5.000%	7/1/28	2,435,000	2,550,151
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
Senior, Series A	5.000%	5/15/27	7,695,000	7,812,733	(a)
Senior, Series A	5.000%	5/15/28	2,735,000	2,777,475	(a)
Senior, Series A	5.250%	5/15/34	11,475,000	11,665,944	(a)
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series, Series F	5.000%	5/1/35	5,000,000	5,188,850
Series A	4.900%	5/1/29	14,790,000	15,198,943
Series B	4.900%	5/1/29	10,620,000	10,913,643

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Series E	5.250%	5/1/32	$34,000,000	$34,480,760
San Francisco, CA, City & County, COP:
Multiple Capital Improvement Project	5.000%	4/1/25	2,475,000	2,498,785
Multiple Capital Improvement Project	5.250%	4/1/26	1,435,000	1,449,852
Multiple Capital Improvement Project	5.250%	4/1/31	2,500,000	2,524,575
San Mateo, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	5,280,000	5,995,387
Santa Clara, CA, Electric Revenue, Refunding, Series A	5.000%	7/1/30	4,000,000	4,305,160
Southern California Water Replenishment District, Financing Authority Revenue	5.000%	8/1/48	15,000,000	17,014,800	(f)
University of California, CA, Revenue, Limited Project, Series K	5.000%	5/15/35	6,000,000	6,793,260

Total California				863,771,284

Colorado - 2.4%
Aurora, CO, Hospital Revenue, Children’s Hospital Association	5.000%	12/1/40	4,000,000	4,152,840
Base Village Metropolitan District #2 Co., GO, Series A, Refunding	5.500%	12/1/36	785,000	779,685
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project	5.000%	3/1/43	3,700,000	4,087,390
University of Denver Project	5.000%	3/1/47	4,900,000	5,390,392
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives, Series A	5.000%	9/1/41	3,015,000	3,037,341
Catholic Health Initiatives, Series D	6.250%	10/1/33	9,250,000	9,282,745
Sisters Leavenworth, Series A	5.000%	1/1/35	2,755,000	2,833,380
Sisters Leavenworth, Series B	5.000%	1/1/32	8,010,000	8,243,011
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,500,000	1,584,285
C-470 Express Lanes	5.000%	12/31/51	1,600,000	1,683,728
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	45,000,000	60,594,750
Regional Transportation District, CO, COP, Series A	5.375%	6/1/31	5,000,000	5,222,850

Total Colorado				106,892,397

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - 1.0%
Connecticut Special Tax Obligation Revenue, Transportation Infrastructure Purpose	5.000%	1/1/38	$7,745,000	$8,481,782
Connecticut State HEFA Revenue:
Sacred Heart University Inc., Series G	5.125%	7/1/26	1,300,000	1,400,087	(a)
Sacred Heart University Inc., Series G	5.375%	7/1/31	1,225,000	1,326,957	(a)
Sacred Heart University Inc., Series G	5.625%	7/1/41	6,500,000	7,081,555	(a)
Yale-New Haven Hospital, Series M	5.500%	7/1/40	15,000,000	15,804,900	(a)
Connecticut State, GO, Series E	5.000%	10/15/34	5,360,000	5,817,476
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	3,850,000	3,974,085	(c)
Mashantucket Western Pequot Tribe Connecticut Special Revenue, Bonds (4.000% Cash, 2.050% PIK)	6.050%	7/1/31	9,098,255	307,066	*(g)(h)

Total Connecticut				44,193,908

Delaware - 0.5%
Delaware State EDA Revenue:
Acts Retirement Communities	5.000%	11/15/48	3,000,000	3,208,560
Indian River Power LLC	5.375%	10/1/45	1,145,000	1,172,377
Delaware Transportation Authority:
US 301 Project	5.000%	6/1/45	3,070,000	3,340,928
US 301 Project	5.000%	6/1/55	13,750,000	14,880,387

Total Delaware				22,602,252

District of Columbia - 0.7%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	5.000%	7/1/42	700,000	690,431
Ingleside Rock Creek Project, Series A	5.000%	7/1/52	1,600,000	1,549,376
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	9,250,000	9,753,292
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	7,200,000	7,553,088
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue:
First Senior Lien, Series A	5.000%	10/1/39	8,000,000	8,162,720
First Senior Lien, Series A	5.250%	10/1/44	5,000,000	5,101,050

Total District of Columbia				32,809,957

Florida - 6.7%
Brevard County, FL, Health Facilities Authority, Health Care Facilities Revenue, Health First Inc. Project	7.000%	4/1/39	10,000,000	10,166,000	(a)
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/42	3,500,000	3,829,315	(e)
Series 2017	5.000%	10/1/47	3,350,000	3,651,466	(e)
Series A	5.000%	10/1/45	18,000,000	19,421,460	(e)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Broward County, FL, Port Facilities Revenue, Series A	5.500%	9/1/29	$4,500,000	$4,610,340
Broward County, FL, School Board, COP:
Series B, Refunding	5.000%	7/1/31	8,750,000	9,806,825
Series B, Refunding	5.000%	7/1/32	8,000,000	8,940,880
Cape Coral, FL, Water & Sewer Revenue, Refunding	5.000%	10/1/39	5,000,000	5,579,200
Capital Trust Agency Inc., FL, Senior Living Revenue, Elim Senior Housing Inc.	5.875%	8/1/52	1,800,000	1,737,234	(c)
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/26	2,500,000	2,754,275
Dade County, FL, IDA Revenue, Miami Cerebral Palsy Services Project	8.000%	6/1/22	730,000	730,000
Escambia County, FL, Health Facilities Authority Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC	5.950%	7/1/20	15,000	15,909	(i)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.125%	6/15/46	3,030,000	3,082,843	(c)
Florida State Mid-Bay Bridge Authority Revenue:
Series A, Refunding	5.000%	10/1/28	500,000	558,015
Series A, Refunding	5.000%	10/1/29	2,720,000	3,017,922
Series A, Refunding	5.000%	10/1/35	5,000,000	5,426,300
Series A, Refunding	5.000%	10/1/40	2,000,000	2,145,480
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated Series A	5.000%	10/1/42	4,750,000	5,193,222	(e)
Priority Subordinated, Series A	5.000%	10/1/47	3,725,000	4,057,307	(e)
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, Refunding	5.000%	10/1/26	6,250,000	6,829,250
Jacksonville, FL, Transportation Revenue , Series A, Refunding	5.000%	10/1/29	9,000,000	9,834,120
Jacksonville, FL, Transportation Revenue , Series A, Refunding	5.000%	10/1/27	2,830,000	3,087,954
Marco Island, FL, Utility System Revenue:
Refunding & Improvement, Series A	5.000%	10/1/34	1,000,000	1,054,950	(a)
Refunding & Improvement, Series A	5.000%	10/1/40	1,500,000	1,582,425	(a)
Martin County, FL, IDA, Revenue, Indiantown Cogeneration Project, Refunding	4.200%	12/15/25	10,000,000	10,130,200	(c)(e)
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.000%	10/1/29	1,535,000	1,619,348	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Miami International Airport, Unrefunded	5.000%	10/1/29	$18,465,000	$19,332,855
Refunding	5.000%	10/1/41	7,250,000	7,983,337
Series A	5.500%	10/1/36	8,450,000	8,699,697	(a)
Series A	5.500%	10/1/41	26,100,000	26,871,255	(a)
Series A, Refunding	5.000%	10/1/29	20,525,000	22,100,294	(e)
Series B, Refunding	5.000%	10/1/40	3,000,000	3,276,390	(e)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/47	6,500,000	7,036,315
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/42	540,000	587,612
Miami-Dade County, FL, School Board, COP:
Series A, AGC	5.000%	2/1/27	7,000,000	7,036,190	(a)
Series A, AGC	5.250%	2/1/27	5,500,000	5,530,580	(a)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.375%	10/1/23	6,500,000	6,684,665
Orlando Health Inc.	5.125%	10/1/26	6,000,000	6,151,740
Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	4,750,000	4,983,700
Orange County, FL, School Board, COP, Series A, AGC	5.500%	8/1/34	5,400,000	5,530,410	(a)
Orlando & Orange County, FL Expressway Authority Revenue, Refunding	5.000%	7/1/22	1,750,000	1,921,990
Palm Beach County, FL, Health Facilities Authority Revenue, Acts Retirement Life Communities	5.000%	11/15/45	1,750,000	1,868,703
Reunion, FL, East Community Development District, Special Assessment:
Series 1	6.600%	5/1/33	875,000	880,819
Series A-2	7.375%	5/1/33	850,000	9	*(g)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	805,454	596,036	*(g)
Sarasota County, FL, Public Hospital Board Revenue:
Sarasota Memorial Hospital, Series A	5.625%	7/1/39	8,500,000	8,676,630	(a)
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.250%	7/1/24	5,000,000	5,504,850
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.500%	7/1/28	3,485,000	4,071,003
Sunrise, FL, Utilities Systems Revenue, Refunding, AMBAC	5.200%	10/1/22	1,295,000	1,344,521	(a)
Tampa, FL, Sports Authority Revenue:
Tampa Bay Arena Project, NATL, GTD	6.050%	10/1/20	220,000	227,647
Tampa Bay Arena Project, NATL, GTD	6.100%	10/1/26	1,000,000	1,144,240

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Tampa-Hillsborough County, FL, Expressway Authority Revenue, Series C	5.000%	7/1/48	$7,500,000	$8,278,275
Volusia County, FL, Educational Facility Authority Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	2,750,000	2,987,573

Total Florida				298,169,576

Georgia - 4.2%
Atlanta, GA, Water & Wastewater Revenue:
Series A	6.250%	11/1/34	50,000,000	51,981,000	(a)
Series A	6.250%	11/1/39	22,100,000	22,975,602	(a)
Series A, NATL	5.500%	11/1/19	1,000,000	1,032,710
Series A, NATL	5.500%	11/1/27	1,000,000	1,186,680
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, Refunding, NATL	5.625%	10/1/26	1,000,000	1,094,680
DeKalb Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	20,000,000	20,484,000	(a)
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Healthcare of Atlanta Inc.	5.000%	11/15/29	7,800,000	8,015,046
Georgia State Higher Education Facilities Authority Revenue:
USG Real Estate Foundation II LLC Project	5.500%	6/15/39	3,400,000	3,465,008	(a)
USG Real Estate Foundation II LLC Project, Unrefunded	5.500%	6/15/39	11,600,000	11,809,380
Georgia State Municipal Electric Authority Revenue, Power Revenue, Series EE, AMBAC	7.250%	1/1/24	500,000	608,265
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.500%	9/15/26	10,000,000	11,716,200
Series B	5.000%	3/15/22	5,000,000	5,369,850
Subordinated, Series E (SIFMA Municipal Swap Index Yield + 0.570%)	2.260%	12/1/23	39,000,000	38,943,840	(b)(d)
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, Series P, Refunding, AMBAC	6.250%	7/1/20	40,000	41,653	(i)
Milledgeville, GA, Water & Sewer Revenue, Refunding, AGM	6.000%	12/1/21	410,000	429,901
Thomasville, GA, Hospital Authority Revenue:
Anticipation CTFS, John D. Archbold Memorial Hospital	5.125%	11/1/30	3,500,000	3,701,985	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Anticipation CTFS, John D. Archbold Memorial Hospital	5.250%	11/1/35	$1,000,000	$1,060,040	(a)
Anticipation CTFS, John D. Archbold Memorial Hospital	5.375%	11/1/40	2,250,000	2,390,333	(a)

Total Georgia				186,306,173

Illinois - 8.5%
Chicago, IL, Board of Education:
Dedicated Capital Improvement, Special Tax, Series 2017	5.000%	4/1/46	1,625,000	1,709,614
Dedicated Capital Improvement, Special Tax, Series 2018	5.000%	4/1/38	1,200,000	1,276,056	(f)
Dedicated Capital Improvement, Special Tax, Series 2018	5.000%	4/1/42	4,400,000	4,640,680	(f)
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	800,000	812,152
Dedicated, Series G, Refunding	5.000%	12/1/44	1,750,000	1,752,503
Dedicated, Series H	5.000%	12/1/36	1,500,000	1,517,325
Dedicated, Series H	5.000%	12/1/46	1,000,000	983,710
Series C, Refunding	5.000%	12/1/25	2,400,000	2,492,832	(f)
Series D	5.000%	12/1/46	3,250,000	3,140,735	(f)
Chicago, IL, GO:
Series 2002B	5.500%	1/1/33	6,000,000	6,348,300
Series 2003B, Refunding	5.500%	1/1/33	2,510,000	2,655,706
Series 2005B, Refunding	5.500%	1/1/33	4,000,000	4,232,200
Series 2005B, Refunding	5.500%	1/1/40	4,500,000	4,707,495
Series A, Refunding	6.000%	1/1/38	7,945,000	8,823,558
Series C, Refunding	5.000%	1/1/25	1,420,000	1,511,618
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Refunding	5.000%	1/1/35	2,250,000	2,466,203
General, Senior Lien, Series B, Refunding	5.000%	1/1/41	1,500,000	1,620,405
General, Series F	5.000%	1/1/40	6,000,000	6,155,820
General, Third Lien, Series B	5.500%	1/1/31	23,160,000	24,818,719	(a)
Senior Lien, Series D	5.000%	1/1/47	9,625,000	10,432,152
Senior Lien, Series G	5.000%	1/1/47	1,645,000	1,751,135	(e)
Senior Lien, Series G	5.000%	1/1/52	1,520,000	1,613,495	(e)
Series A, Refunding	5.000%	1/1/34	8,175,000	8,797,608	(e)
Series C	5.000%	1/1/31	3,250,000	3,528,915	(e)
Series C	5.000%	1/1/32	3,325,000	3,595,189	(e)
Series C	5.000%	1/1/33	3,000,000	3,235,290	(e)
Series C	5.000%	1/1/34	2,800,000	3,013,248	(e)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Series C	5.000%	1/1/35	$500,000	$536,670	(e)
Series C	5.000%	1/1/46	7,000,000	7,403,900	(e)
Series D	5.000%	1/1/46	1,000,000	1,074,470
Trips Obligated Group	5.000%	7/1/48	3,850,000	4,122,002	(e)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	5,125,000	5,374,075
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	6,000,000	6,361,140
Second Lien, Series A	5.000%	1/1/47	1,600,000	1,677,392
Second Lien, Series B, Refunding	5.000%	1/1/36	4,025,000	4,336,213
Second Lien, Series B, Refunding	5.000%	1/1/38	1,000,000	1,066,760
Second Lien, Series C, Refunding	5.000%	1/1/39	2,000,000	2,134,320
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/39	11,840,000	12,649,501
Second Lien, Refunding	5.000%	11/1/29	1,000,000	1,119,460
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	1,000,000	1,110,660
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/34	6,000,000	6,592,560
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/36	2,390,000	2,610,023
Elk Grove Village, IL, GO:
Cook and DuPage Counties	5.000%	1/1/34	1,350,000	1,504,629
Cook and DuPage Counties	5.000%	1/1/36	1,300,000	1,441,375
Illinois State Finance Authority Revenue:
Illinois Rush University Medical Center, Series C	6.625%	11/1/39	28,025,000	28,570,647	(a)
Memorial Health System	5.500%	4/1/39	12,000,000	12,125,640
Park Place of Elmhurst	2.000%	5/15/55	657,750	32,638	*(g)
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue:
Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	2,000,000	2,102,060
Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	523,665
Illinois State Toll Highway Authority Revenue, Series A	5.000%	1/1/42	4,500,000	4,952,610
Illinois State University Revenue:
Auxiliary Facilities System, AGM	5.000%	4/1/31	750,000	832,133
Auxiliary Facilities System, AGM	5.000%	4/1/33	500,000	551,480
Auxiliary Facilities System, AGM	5.000%	4/1/36	750,000	816,593
Illinois State, GO:
	5.250%	2/1/32	5,525,000	5,752,243
	5.000%	1/1/33	2,500,000	2,567,325

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
	5.000%	11/1/33	$1,850,000	$1,904,705
Refunding	5.000%	2/1/27	24,345,000	25,780,625
Refunding	5.000%	2/1/29	1,300,000	1,363,817
Series A	5.000%	12/1/42	3,000,000	3,052,170
Series A, Refunding	5.000%	10/1/28	6,000,000	6,353,040
Series B, Refunding	5.000%	10/1/28	6,000,000	6,353,040
Series B, Refunding	5.000%	10/1/29	9,250,000	9,756,252
Series C	5.000%	11/1/29	10,000,000	10,498,000
Series D	5.000%	11/1/26	19,550,000	20,781,845
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project	5.000%	6/15/57	1,000,000	1,030,760
McCormick Place Expansion Project, CAB	0.000%	12/15/52	16,500,000	2,866,380
McCormick Project, Series B2, Refunding, State Appropriations	5.000%	6/15/50	4,500,000	4,505,175
McCormick Project, Series B2, Refunding, State Appropriations	5.250%	6/15/50	9,305,000	9,349,571
Metropolitan Water Reclamation District of Greater Chicago, IL, GO:
Green Bond, Series A	5.000%	12/1/44	20,000,000	21,803,400
Green Bond, Series B	5.000%	12/1/39	10,095,000	11,033,936
Regional Transportation Authority Revenue, Series C, NATL	7.750%	6/1/20	400,000	422,076

Total Illinois				374,429,639

Indiana - 0.6%
Indiana Finance Authority Revenue, Private Activity, Ohio River Bridge	5.000%	7/1/40	5,000,000	5,247,500	(e)
Indiana Finance Authority, IN, Wastewater Utility Revenue, Green Bonds, CWA Authority Project	5.000%	10/1/41	10,225,000	11,222,551
Northern Indiana Commuter Transportation District, Industrial Revenue, Limited Obligation Revenue	5.000%	7/1/41	2,500,000	2,731,400
Valparaiso, IN, Exempt Facilities Revenue,, Pratt Paper LLC Project	7.000%	1/1/44	5,000,000	5,736,950	(e)

Total Indiana				24,938,401

Kansas - 0.3%
Sedgwick County, KS, Public Building Commission Revenue:
Series 3	5.000%	2/1/39	4,355,000	4,813,407
Series 3	5.000%	2/1/44	3,000,000	3,308,700

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kansas - (continued)
Wyandotte County/Kansas City Unified Government Utility System Revenue:
Improvement, Series A	5.000%	9/1/40	$2,000,000	$2,204,560
Improvement, Series A	5.000%	9/1/45	3,000,000	3,295,440

Total Kansas				13,622,107

Kentucky - 1.8%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	3,900,000	4,208,334
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	4/1/24	45,400,000	47,554,230	(b)
Series B	4.000%	1/1/25	28,250,000	29,597,525	(b)

Total Kentucky				81,360,089

Louisiana - 0.9%
Louisiana State PFA, Hospital Revenue, Lafayette General Medical Center, Refunding	5.500%	11/1/40	18,000,000	18,643,680
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	4,750,000	5,093,900
New Orleans, LA, Sewage Service Revenue:
	5.000%	6/1/40	2,000,000	2,166,940
	5.000%	6/1/45	3,000,000	3,221,610
New Orleans, LA, Water Revenue:
	5.000%	12/1/40	2,000,000	2,171,640
	5.000%	12/1/45	4,000,000	4,302,320
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	2,340,000	2,575,732

Total Louisiana				38,175,822

Maryland - 1.4%
Maryland Health & Higher EFA Revenue:
Anne Arundel Health Systems, Series A	6.750%	7/1/39	7,500,000	7,706,475	(a)
Lifebridge Health	6.000%	7/1/41	1,500,000	1,644,285	(a)
University of Maryland Medical System	5.000%	7/1/34	8,530,000	8,682,858	(a)
University of Maryland Medical System, Unrefunded	5.000%	7/1/34	470,000	476,077
Maryland State EDC, EDR:
Transportation Facilities Project, Series A	5.375%	6/1/25	7,500,000	7,880,400	(a)
Transportation Facilities Project, Series A	5.750%	6/1/35	19,000,000	20,067,990	(a)
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/30	1,000,000	1,128,000

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - (continued)
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/35	$2,000,000	$2,206,500
Transportation Facilities Project, Series B	5.750%	6/1/35	8,000,000	8,449,680	(a)
Maryland State EDC, Private Activity Revenue, Purple Line Light Rail Project, Green Bond	5.000%	3/31/36	1,485,000	1,583,827	(e)
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/35	2,080,000	2,323,235
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/43	1,000,000	1,101,560

Total Maryland				63,250,887

Massachusetts - 4.1%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue, Senior, Series A	5.000%	7/1/45	1,500,000	1,658,910
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Senior, Series B	5.000%	1/1/37	12,000,000	12,316,080
Massachusetts State DFA Revenue:
Boston University, Series BB1	5.000%	10/1/46	5,000,000	5,520,050
Boston University, Series U4	5.600%	10/1/35	8,700,000	8,967,786	(a)
Boston University, Series U-4	5.700%	10/1/40	13,105,000	13,519,118	(a)
Broad Institute, Series A	5.375%	4/1/41	16,000,000	17,212,800	(a)
Foxborough Regional Charter, Refunding	5.000%	7/1/42	2,400,000	2,494,896
Milford Regional Medical Center, Series F	5.750%	7/15/43	1,500,000	1,597,800
Suffolk University ,Series S, Refunding	5.750%	7/1/39	11,635,000	11,898,533	(a)
Suffolk University, Unrefunded	5.750%	7/1/39	5,865,000	5,963,180
UMass Boston Student Housing Project	5.000%	10/1/48	4,050,000	4,182,070
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	1,930,000	2,050,220
Visual & Performing Arts Project	6.000%	8/1/21	1,695,000	1,787,683
WGBH Educational Foundation, Refunding	5.000%	1/1/40	2,200,000	2,434,828
Worcester Polytechnic Institute, Refunding	5.000%	9/1/42	8,870,000	9,817,316
Massachusetts State HFA, Series B	7.000%	12/1/38	4,575,000	4,575,000
Massachusetts State, GO:
Consolidated Loan, Series E	5.000%	9/1/38	15,540,000	17,766,571
Series F	5.000%	11/1/41	9,000,000	10,127,970

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Massachusetts Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs	5.000%	6/1/42	$30,205,000	$33,909,341
Massachusetts Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/40	11,250,000	11,487,937

Total Massachusetts				179,288,089

Michigan - 2.5%
Detroit, MI, Downtown Development Authority Revenue:
Series A, AGM, Refunding	5.000%	7/1/43	1,600,000	1,665,984	(f)
Series A, Refunding, AGM	5.000%	7/1/48	4,000,000	4,154,920	(f)
Detroit, MI, Water & Sewage Department, Disposal System Revenue, Senior Lien, Series A, Refunding	5.250%	7/1/39	7,000,000	7,473,690
Detroit, MI, Water Supply System Revenue:
Second Lien, Series B, AGM	6.250%	7/1/36	9,980,000	10,228,702	(a)
Second, Lien, Series B, Unrefunded, AGM	6.250%	7/1/36	20,000	20,455
Senior Lien, Great Lakes Water Authority	5.000%	7/1/41	5,020,000	5,231,794
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	17,700,000	19,518,498
Senior Lien, Series C, Refunding	5.000%	7/1/35	3,400,000	3,815,718
Michigan State Building Authority Revenue, Facilities Program, Series II	5.125%	10/15/33	16,500,000	16,921,080
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	6,770,000	6,751,518	(c)
Michigan State Finance Authority Revenue:
Facilities Program, Series A, Refunding	5.250%	10/15/47	4,100,000	4,510,287
Local Government Loan Program, Detroit Water & Sewer Department, Refunding	5.000%	7/1/34	1,550,000	1,690,941
Local Government Loan Program, Detroit Water & Sewer Department, Refunding	5.000%	7/1/34	1,000,000	1,091,540
Senior Lien, Detroit Water & Sewer	5.000%	7/1/44	6,850,000	7,276,275
Senior Lien, Detroit Water & Sewer, Refunding	5.000%	7/1/33	6,560,000	7,127,243
Michigan State Strategic Fund Limited Obligation Revenue:
I-75 Improvement Project	5.000%	12/31/43	7,300,000	7,783,260	(e)
Michigan Senate Offices Project, Series A	5.250%	10/15/40	3,210,000	3,553,598

Total Michigan				108,815,503

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Minnesota - 0.4%
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue:
Allina Health System	5.250%	11/15/28	$5,565,000	$5,737,515	(a)
Allina Health System, Unrefunded	5.250%	11/15/28	5,395,000	5,564,565
Western Minnesota Municipal Power Agency Revenue, Series A	5.000%	1/1/46	7,970,000	8,676,620

Total Minnesota				19,978,700

Mississippi - 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Bonds, Weyerhaeuser Co. Project, Series A, Refunding	6.800%	4/1/22	3,000,000	3,350,970

Missouri - 0.8%
Kansas City, MO, IDA, Senior Living Facilities Revenue:
Kansas City United Methodist Retirement Home Inc., Refunding	6.000%	11/15/46	3,500,000	3,104,010	(c)
Kansas City United Methodist Retirement Home Inc., Refunding	6.000%	11/15/51	1,600,000	1,400,560	(c)
Missouri State HEFA Revenue:
Children’s Mercy Hospital	5.625%	5/15/39	24,900,000	25,322,055	(a)
Children’s Mercy Hospital, Unrefunded	5.625%	5/15/39	5,100,000	5,185,629

Total Missouri				35,012,254

Nevada - 0.5%
Clark County, NV, GO, Stadium Improvements, Series A	5.000%	5/1/48	20,000,000	22,354,800
Reno, NV, Hospital Revenue, Washoe Medical Center, Unrefunded, AGM	5.500%	6/1/39	1,790,000	1,793,777

Total Nevada				24,148,577

New Jersey - 5.7%
New Brunswick, NJ, Parking Authority:
GTD, AGM	5.000%	9/1/42	2,250,000	2,520,810
Series A, Refunding, GTD, BAM	5.000%	9/1/39	4,000,000	4,434,480
New Jersey EDA:
Cigarette Tax, Refunding	5.000%	6/15/21	7,500,000	7,904,100
Cigarette Tax, Refunding	5.000%	6/15/25	4,545,000	4,836,334
School Facilities Construction, Refunding, State Appropriations	5.000%	3/1/29	10,000,000	10,587,500
School Facilities Construction, Series AA, Refunding	5.000%	12/15/27	9,230,000	9,353,682
New Jersey EDA Revenue, School Facilities Construction, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.550%)	3.240%	9/1/27	22,065,000	21,743,513	(d)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey Institute of Technology, GO, Series A	5.000%	7/1/45	$17,500,000	$19,371,100
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	2,500,000	2,672,975	(e)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,602,330	(e)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	1,000,000	1,066,310	(e)
School Facilities Construction, Refunding	5.250%	12/15/33	3,310,000	3,369,845	(a)
School Facilities Construction, Refunding	5.250%	12/15/33	880,000	895,910	(a)
School Facilities Construction, Refunding	5.250%	12/15/33	8,310,000	8,424,096
School Facilities Construction, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	3.290%	3/1/28	20,000,000	19,740,800	(d)
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	13,000,000	14,111,500
New Jersey State EDA, Lease Revenue, State House Project, Series B	5.000%	6/15/43	3,365,000	3,491,591
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	7,500,000	8,389,725	(e)
Continental Airlines Inc. Project	5.625%	11/15/30	1,850,000	2,069,466	(e)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,500,000	1,591,050	(e)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	2,000,000	2,098,800	(e)
United Airlines Inc. Project	5.500%	6/1/33	5,000,000	5,470,450	(e)
New Jersey State Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/41	8,500,000	9,342,265	(a)
Catholic Health East	4.750%	11/15/29	5,000,000	5,237,250
Hackensack Meridian Health, Refunding	5.000%	7/1/37	1,750,000	1,965,583
Hackensack Meridian Health, Refunding	5.000%	7/1/38	425,000	475,758
RWJ Barnabas Health Obligation Group, Refunding	5.000%	7/1/43	7,000,000	7,752,290
University Hospital, Series A, AGM	5.000%	7/1/46	5,000,000	5,398,300
New Jersey State Higher Education Student Assistance Authority, Student Loan Revenue:
Series A	5.375%	6/1/24	2,605,000	2,636,963
Series A	5.625%	6/1/30	5,000,000	5,082,800
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/41	13,305,000	14,047,419
Transportation Program, Series AA	5.000%	6/15/45	5,000,000	5,191,650

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/35	$4,900,000	$5,442,283
Series G, Refunding	5.000%	1/1/36	22,270,000	25,170,445
Rutgers State University, NJ, Revenue, Series M, Refunding	5.000%	5/1/33	4,000,000	4,530,760
Tobacco Settlement Financing Corp., NJ, Series A, Refunding	5.000%	6/1/46	2,920,000	3,024,916

Total New Jersey				251,045,049

New Mexico - 0.0%
New Mexico Mortgage Finance Authority Revenue, Single-Family Mortgage, FHLMC, FNMA, GNMA	5.450%	3/1/36	1,870,000	1,876,676

New York - 8.8%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	20,800,000	21,822,736	(a)
Hudson Yards Infrastructure Corp. Revenue, NY, Refunding, Series A, Refunding	5.000%	2/15/35	6,000,000	6,782,280
Long Island Power Authority, NY, Electric System Revenue, Series A	6.000%	5/1/33	22,000,000	22,381,040	(a)
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/47	7,500,000	8,333,850
New York City, NY, Health & Hospital Corp Revenue, Health Systems, Series A	5.500%	2/15/23	4,000,000	4,106,600
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2013	5.000%	6/15/47	940,000	1,061,119	(a)
Second General Resolution Fiscal 2013, Unrefunded	5.000%	6/15/47	1,060,000	1,139,405
Subordinated, Series BB-1	5.000%	6/15/46	8,470,000	9,413,134
New York City, NY, TFA Future Tax Secured Revenue, Subordinated, Series B-1	5.000%	8/1/45	13,900,000	15,467,086
New York State Dormitory Authority Revenue:
Group 2, Series E, Refunding	5.000%	3/15/36	10,000,000	11,500,900
Non-State Supported Debt, New School University	5.500%	7/1/40	35,000,000	36,950,900	(a)
Series A, Bidding Group 3	5.000%	3/15/43	10,000,000	11,238,400
Series E, Refunding	5.000%	3/15/34	25,000,000	28,029,750
New York State Dormitory Authority, State Personal Income Tax Revenue, Series B, Bidding Group 3 Bond, Refunding	5.000%	2/15/43	9,400,000	10,471,318

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Dormitory Authority, State Sales Tax Revenue, Series E, Bidding Group 4, Refunding	5.000%	3/15/44	$2,050,000	$2,308,157
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Refunding	5.000%	11/15/44	9,460,000	9,669,539	(c)
4 World Trade Center Project, Refunding	5.750%	11/15/51	5,000,000	5,463,350
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	11,450,000	12,443,058
New York State Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/41	14,570,000	15,335,799	(e)
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc. John F. Kennedy International Airport Project, Refunding	5.000%	8/1/26	7,500,000	7,813,875	(e)
Delta Air Lines Inc., LaGuardia Airport	5.000%	1/1/31	4,350,000	4,810,709	(e)
Delta Air Lines Inc., LaGuardia Airport	5.000%	1/1/32	5,650,000	6,220,820	(e)
Delta Air Lines Inc., LaGuardia Airport	5.000%	1/1/34	2,250,000	2,457,360	(e)
Delta Air Lines Inc., LaGuardia Airport	5.000%	1/1/36	2,500,000	2,708,425	(e)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/34	2,160,000	2,304,720	(e)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	17,425,000	18,287,537	(e)
LaGuardia Airport Terminal B Redevelopment Project	5.250%	1/1/50	14,730,000	15,611,296	(e)
Port Authority of New York & New Jersey Revenue:
Consolidated Bonds 193rd Series, Refunding	5.000%	10/15/30	5,500,000	6,134,260	(e)
Consolidated Bonds 194th Series, Refunding	5.000%	10/15/34	10,000,000	11,251,800
Consolidated Bonds 194th Series, Refunding	5.000%	10/15/41	31,650,000	35,093,520
Consolidated Bonds 198th Series, Refunding	5.000%	11/15/46	5,000,000	5,541,900
Port Authority of New York & New Jersey, Special Obligation Revenue:
JFK International Air Terminal LLC	6.000%	12/1/36	8,000,000	8,547,120
JFK International Air Terminal LLC	6.000%	12/1/42	15,000,000	15,974,550
Triborough Bridge & Tunnel Authority, NY, Revenue, MTA Bridges & Tunnels, Series C-2	5.000%	11/15/42	9,290,000	10,458,775

Total New York				387,135,088

North Carolina - 1.2%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare System	5.125%	1/15/37	2,000,000	2,113,780
Carolinas Healthcare System	5.250%	1/15/42	5,000,000	5,286,600

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - (continued)
Carolinas Healthcare System, Refunding	5.250%	1/15/39	$22,000,000	$22,085,140
Monroe, NC, COP, AGC	5.500%	3/1/39	1,000,000	1,009,090	(a)
North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A	6.000%	1/1/26	1,310,000	1,465,078	(a)
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/42	1,245,000	1,328,988
Series A, Refunding, State Appropriations	5.000%	7/1/47	2,750,000	2,924,405
Series A, Refunding, State Appropriations	5.000%	7/1/51	8,445,000	8,957,949
North Carolina State Turnpike Authority, Triangle Expressway System Revenue:
Senior Lien, Refunding	5.000%	1/1/32	1,100,000	1,220,879
Senior Lien, Refunding, AGC	5.000%	1/1/39	700,000	771,218
Raleigh Durham Airport Authority, Series A, Refunding	5.000%	5/1/32	4,500,000	4,669,965

Total North Carolina				51,833,092

Ohio - 0.5%
Franklin County, OH, Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	5,000,000	5,480,800
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, Refunding, FHA	6.600%	8/1/25	455,000	457,084
Indian Creek Local School District, GO, Series A, SD Credit Program	5.000%	11/1/45	1,320,000	1,463,537
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A	6.000%	11/15/41	5,000,000	5,551,350	(a)
Montgomery County, OH, Administration Building Revenue, Catholic Health Initiatives, Series D	6.250%	10/1/33	1,400,000	1,404,956
Ohio State Higher Educational Facility Revenue:
University of Dayton 2018, Refunding	5.000%	12/1/34	545,000	617,463
University of Dayton 2018, Refunding	5.000%	12/1/36	1,000,000	1,122,240
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	2,350,000	2,491,540	(e)
Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,727,963	(e)

Total Ohio				20,316,933

Oklahoma - 0.0%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.875%	11/1/46	2,850,000	1,168,500	*(g)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - 0.9%
Oregon State Department of Administrative Services, COP, Series A	5.250%	5/1/39	$1,900,000	$1,926,904	(a)
Oregon State Facilities Authority Revenue, Legacy Health System Project, Series A, Refunding	5.250%	5/1/21	5,000,000	5,357,700
Oregon State Health & Science University Revenue, Series A	5.750%	7/1/39	17,100,000	17,477,397	(a)
Tri-County Metropolitan Transportation District of Oregon, Payroll Tax Revenue, Series A	5.000%	9/1/48	1,000,000	1,125,240
University of Oregon General Revenue, Series A	5.000%	4/1/48	13,000,000	14,596,920

Total Oregon				40,484,161

Pennsylvania - 3.6%
Allegheny County, PA, IDA Revenue, U.S. Steel Corp. Project, Refunding	6.750%	12/1/27	8,800,000	9,075,176
Bucks County, PA, IDA Revenue, U.S. Steel Corp. Project, Refunding	6.750%	6/1/26	15,000,000	15,523,200
Commonwealth Financing Authority, PA:
Tobacco Master Settlement Payment Bonds	5.000%	6/1/31	2,000,000	2,242,220
Tobacco Master Settlement Payment Bonds	5.000%	6/1/32	1,750,000	1,957,445
Tobacco Master Settlement Payment Bonds	5.000%	6/1/34	1,000,000	1,108,320
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/38	10,000,000	10,490,300
Dauphin County, PA, IDA Revenue, Dauphin Consolidated Water Supply, Series A	6.900%	6/1/24	2,400,000	2,855,952	(e)
Delaware River Port Authority of Pennsylvania & New Jersey Revenue, Series D	5.000%	1/1/35	14,015,000	14,474,972	(a)
East Hempfield Township, PA, IDA Revenue, Student Services Inc.-Student Housing Project-Millersville University	5.000%	7/1/47	2,700,000	2,786,859
Erie, PA, Water Authority Revenue, Refunding	5.000%	12/1/43	2,000,000	2,171,260
Lackawanna County, PA, GO, Series B, AGC	6.000%	9/15/34	4,000,000	4,113,680
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre, Refunding	5.000%	7/1/36	1,710,000	1,871,236
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital, Series A	5.125%	6/1/33	5,000,000	5,078,300	(a)
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	6,000,000	6,076,020
Pennsylvania State Higher EFA Revenue:
Drexel University	5.125%	5/1/36	9,695,000	10,396,627	(a)
Drexel University, Unrefunded	5.125%	5/1/36	605,000	637,906

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Thomas Jefferson University	5.000%	3/1/40	$5,710,000	$5,916,017	(a)
Thomas Jefferson University, Refunding	5.000%	9/1/45	5,000,000	5,451,150
Trustees of University Pennsylvania, Series A	5.000%	2/15/48	6,750,000	7,644,847
University of Pennsylvania Health Systems Revenue, Series A	5.000%	8/15/24	1,000,000	1,076,990	(a)
University of Pennsylvania Health Systems Revenue, Series A	5.250%	8/15/25	1,750,000	1,896,160	(a)
University of Pennsylvania Health Systems Revenue, Series A	5.750%	8/15/41	2,000,000	2,193,140	(a)
Pennsylvania State Public School Building Authority, Lease Revenue:
Philadelphia School District Project, Refunding, AGM	5.000%	6/1/31	3,500,000	3,886,400
Philadelphia School District Project, Refunding, AGM	5.000%	6/1/33	10,500,000	11,589,690
Pennsylvania State Turnpike Commission Revenue:
Series A-1	5.000%	12/1/42	2,500,000	2,726,675
Series A-1	5.000%	12/1/47	3,975,000	4,316,492
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/47	2,000,000	2,162,280	(e)
Philadelphia, PA, Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center	6.650%	12/1/19	315,000	322,614	(i)
Philadelphia, PA, School District, GO:
Series A	5.000%	9/1/30	2,705,000	2,991,108
Series A	5.000%	9/1/34	810,000	885,411
Series A	5.000%	9/1/35	1,200,000	1,307,196
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	5,000,000	5,539,800
Series A	5.000%	7/1/45	6,000,000	6,489,960

Total Pennsylvania				157,255,403

Puerto Rico - 0.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	7,795,000	7,200,631

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Rhode Island - 0.3%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/34	$1,600,000	$1,743,392
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/39	4,000,000	4,297,000
Hospital Financing, Lifespan Obligation, Series A	7.000%	5/15/39	5,460,000	5,584,543	(a)

Total Rhode Island				11,624,935

South Carolina - 0.7%
Piedmont, SC Municipal Power Agency, Electric Revenue:
Refunding Bonds, FGIC	6.750%	1/1/20	565,000	593,640	(i)
Unrefunded Balance, NATL	6.750%	1/1/20	670,000	703,668
South Carolina State Jobs, EDA Hospital Revenue:
Palmetto Health, Series A, Refunding, AGM	6.500%	8/1/39	3,500,000	3,899,875	(a)
Refunding & Improvement, AnMed Health Project, Series B, Refunding, AGC	5.500%	2/1/38	4,250,000	4,274,607	(a)
South Carolina State Ports Authority Revenue:
Series 2010	5.250%	7/1/40	10,000,000	10,506,100	(a)
Series 2018	5.000%	7/1/37	750,000	831,180	(e)
Series 2018	5.000%	7/1/38	1,600,000	1,767,744	(e)
Series 2018	5.000%	7/1/43	4,000,000	4,368,720	(e)
Series 2018	5.000%	7/1/48	2,750,000	2,989,717	(e)

Total South Carolina				29,935,251

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	2,775,000	3,046,478

Tennessee - 1.6%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health Initiatives, Series D	6.250%	10/1/33	1,250,000	1,254,425
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,000,000	2,101,920
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bond, Series A	5.000%	7/1/42	2,000,000	2,256,860
Subordinated, Series B	5.000%	7/1/42	2,500,000	2,821,075
Subordinated, Series B	5.000%	7/1/46	3,950,000	4,438,457
Tennessee Energy Acquisition Corp., Gas Revenue:
Series 2018	4.000%	11/1/25	15,900,000	16,584,336	(b)
Series A	5.250%	9/1/23	20,000,000	22,243,200
Series A	5.250%	9/1/24	5,040,000	5,674,586
Series C	5.000%	2/1/21	14,615,000	15,360,950

Total Tennessee				72,735,809

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - 8.5%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Refunding, Uplift Education, Series A, Refunding, PSF-GTD	5.000%	12/1/47	$2,350,000	$2,586,856
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	7,300,000	7,982,915
Austin, TX, Airport System Revenue:
	5.000%	11/15/39	7,000,000	7,636,160	(e)
	5.000%	11/15/44	8,500,000	9,248,510	(e)
Central Texas Regional Mobility Authority Revenue:
Refunding	5.000%	1/1/46	4,000,000	4,272,200
Series A, Senior Lien	5.000%	1/1/40	4,000,000	4,279,240
Series A, Senior Lien	5.000%	1/1/45	4,500,000	4,795,245
Central Texas Turnpike System Revenue, Subordinated, Series C, Refunding	5.000%	8/15/42	15,000,000	15,819,150
Dallas, TX, Waterworks & Sewer System Revenue	5.000%	10/1/46	8,000,000	8,941,760
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB, Step Bond (0.000% until 10/1/23, 5.450%)	0.000%	10/1/34	5,000,000	4,743,600
First Tier Toll Revenue, Series A	5.125%	10/1/43	2,000,000	2,144,880
Subordinated Tier, Series A	5.000%	10/1/43	3,750,000	4,196,100
Subordinated Tier, Series A	5.000%	10/1/48	7,400,000	8,234,276
Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,044,950	(e)
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System, Series B	5.750%	7/1/27	1,940,000	2,319,930	(i)
Harris County, TX, Houston Sports Authority Revenue, Refunding, Senior Lien, Refunding, AGM	5.000%	11/15/27	4,000,000	4,466,440
Houston, TX, Airport Systems Revenue, Special Facilities , United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	7,400,000	8,273,644	(e)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	3,000,000	3,298,140
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	8,175,000	8,196,909
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
	5.000%	11/1/33	710,000	789,279	(e)
	5.000%	11/1/36	710,000	780,262	(e)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/28	$4,000,000	$4,286,760	(e)
Southwest Airlines Co. Project	5.250%	11/1/40	15,000,000	15,558,750
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project	5.000%	4/1/46	5,500,000	6,001,765
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, MRC Crestview, Refunding	5.000%	11/15/46	1,550,000	1,584,627
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
4-K Housing Inc., Stoney Brook Project	5.000%	7/1/47	980,000	996,366
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/46	2,100,000	2,243,073
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/46	1,700,000	1,755,097
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/51	1,700,000	1,810,109
North Texas Tollway Authority Revenue:
1st Tier, Series A, Unrefunded	6.250%	1/1/39	1,495,000	1,499,485
Series A, Refunding	4.000%	1/1/39	5,000,000	5,035,850
Series B, Refunding	5.000%	1/1/40	11,205,000	11,959,321
Series B, Refunding	5.000%	1/1/45	11,000,000	11,906,400
Southside, TX, ISD, GO, School Building, PSF - GTD	5.000%	8/15/47	5,060,000	5,661,229
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Senior Living Ventana Project	6.625%	11/15/37	500,000	544,625
Buckner Senior Living Ventana Project	6.750%	11/15/47	2,000,000	2,169,840
Texas State Municipal Gas Acquisition & Supply Corp I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	48,480,000	55,776,240
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue:
Series 2012	5.000%	12/15/29	10,000,000	10,754,300
Series 2012	5.000%	12/15/30	15,000,000	16,088,250
Series 2012	5.000%	12/15/31	10,000,000	10,706,900
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	4,000,000	4,174,080	(e)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/55	5,000,000	5,202,100	(e)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Senior Lien, LBJ Infrastructure Group LLC	7.000%	6/30/40	$15,000,000	$15,940,500
Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	18,000,000	18,757,260
Texas State Water Development Board Revenue:
State Water Implementation Fund, Series A	5.000%	10/15/42	9,900,000	11,168,982
State Water Implementation Fund, Series A	5.000%	10/15/43	4,825,000	5,462,575
State Water Implementation Fund, Series A	5.000%	10/15/47	20,825,000	23,406,050
Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:
Inspired Living Lewisville Project	6.750%	12/1/51	5,500,000	5,588,055	(c)
Subordinate, Inspired Living Lewisville Project	10.000%	12/1/51	850,000	872,032

Total Texas				374,961,067

U.S. Virgin Islands - 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/29	6,085,000	6,130,637
Matching Fund Loan	6.625%	10/1/29	4,200,000	4,256,700
Matching Fund Loan	6.750%	10/1/37	3,500,000	3,547,250
Matching Fund Loan	6.000%	10/1/39	4,915,000	4,939,575

Total U.S. Virgin Islands				18,874,162

Utah - 0.4%
Salt Lake City, UT, Airport Revenue:
Series A	5.000%	7/1/36	4,000,000	4,416,760	(e)
Series A	5.000%	7/1/37	3,500,000	3,854,340	(e)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,750,000	1,889,510
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	3,750,000	4,034,850
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/43	1,150,000	1,256,214
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/48	1,200,000	1,305,732

Total Utah				16,757,406

Vermont - 0.1%
Vermont State Student Assistance Corp.,
Education Loan Revenue, (3 mo. LIBOR + 3.000%)	5.751%	12/3/35	6,100,000	6,349,734	(d)(e)

Virginia - 1.5%
Arlington County, VA, IDA Revenue, Refunding	5.000%	2/15/43	1,650,000	1,854,683
Hampton Roads, VA, Sanitation District Wastewater Revenue:
Subordinated, Series A, Refunding	5.000%	8/1/33	15,000,000	17,100,000
Subordinated, Series A, Refunding	5.000%	8/1/43	5,000,000	5,592,050
Pittsylvania County, VA, GO, Series B	5.750%	2/1/30	5,000,000	5,031,800	(a)
Prince William County, VA, IDA, Student Housing Revenue, George Mason University Foundation, Prince William Housing LLC	5.125%	9/1/41	2,000,000	2,129,400

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - (continued)
Virginia State College Building Authority, VA, Educational Facilities Revenue, Liberty University Inc. Project	5.000%	3/1/41	$7,225,000	$7,469,277
Virginia State Port Authority Facility Revenue:
Series B, Refunding	5.000%	7/1/41	6,940,000	7,587,155	(e)
Series B, Refunding	5.000%	7/1/45	9,730,000	10,558,315	(e)
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/27	3,000,000	3,174,720	(e)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.250%	1/1/32	5,000,000	5,300,150	(e)

Total Virginia				65,797,550

Washington - 1.9%
Port of Seattle, WA, Revenue, Series A	5.000%	5/1/43	8,500,000	9,198,105	(e)
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	7.000%	7/1/39	8,500,000	8,743,100	(a)
Swedish Health Services, Series A	6.250%	11/15/41	21,550,000	23,710,172	(a)
Washington State HFC Revenue:
Heron’s Key, Series A	7.000%	7/1/45	2,000,000	2,120,580	(c)
Heron’s Key, Series A	7.000%	7/1/50	2,150,000	2,273,625	(c)
Presbyterian Retirement Communities North West Project, Refunding	5.000%	1/1/51	3,250,000	3,347,792	(c)
Washington State, GO:
Series R-2018D, Refunding	5.000%	8/1/34	6,900,000	7,918,785
Various Purpose, Series A	5.000%	8/1/41	24,035,000	27,293,425

Total Washington				84,605,584

West Virginia - 0.2%
West Virginia State Hospital Finance Authority Revenue:
United Health System, Refunding	5.500%	6/1/34	4,030,000	4,101,452	(a)
United Health System, Refunding	5.500%	6/1/39	4,000,000	4,070,920	(a)

Total West Virginia				8,172,372

Wisconsin - 1.7%
La Crosse, WI, Resource Recovery Revenue,
Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	3,275,000	3,597,424	(e)
Mount Pleasant, WI, Tax Increment Revenue:
Series A	5.000%	4/1/43	1,750,000	1,919,890
Series A	5.000%	4/1/48	12,000,000	13,103,760
Public Finance Authority, WI, Revenue:
American Dream @ Meadowlands Project	7.000%	12/1/50	8,100,000	9,124,164	(c)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - (continued)
Denver International Airport	5.000%	9/30/49	$17,720,000	$18,879,951	(e)
Wisconsin HEFA Revenue:
Aurora Health Care Inc., Series A	5.500%	4/15/29	9,000,000	9,426,510	(a)
Aurora Health Care Inc., Series A	5.625%	4/15/39	7,800,000	8,182,668	(a)
Children’s Hospital, Series B	5.375%	8/15/37	2,800,000	2,913,540	(a)
Essentia Health, Series B, AGC	5.125%	2/15/30	6,475,000	6,668,020
Prohealth Care Inc. Obligation Group	6.625%	2/15/39	3,500,000	3,532,865	(a)

Total Wisconsin				77,348,792

Wyoming - 0.3%
Campbell County, WY, Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Series B	5.750%	7/15/39	11,000,000	11,236,830

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,225,097,110)				4,399,962,651

SHORT-TERM INVESTMENTS - 0.3%
MUNICIPAL BONDS - 0.3%
Mississippi - 0.0%
Mississippi Business Finance Corp., Industrial Development Revenue, Chevron USA Inc., Series C	1.640%	11/1/35	900,000	900,000	(j)(k)

New York - 0.1%
New York State Energy Research & Development Authority Revenue, Consolidated Edison Co. of New York Inc. Project, Subseries A-2, LOC - Scotiabank	1.650%	6/1/36	1,000,000	1,000,000	(e)(j)(k)

Wisconsin - 0.1%
University of Wisconsin Hospitals & Clinics Authority Revenue, Series C, Refunding, SPA - BMO Harris Bank N.A.	1.590%	4/1/48	4,400,000	4,400,000	(j)(k)

Wyoming - 0.1%
Uinta County, WY, Pollution Control Revenue, Chevron USA Inc. Project, Refunding	1.640%	8/15/20	5,200,000	5,200,000	(j)(k)

TOTAL SHORT-TERM INVESTMENTS (Cost - $11,500,000)				11,500,000

TOTAL INVESTMENTS - 99.9% (Cost - $4,236,597,110)				4,411,462,651
Other Assets in Excess of Liabilities - 0.1%				6,047,568

TOTAL NET ASSETS - 100.0%				$4,417,510,219

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

*	Non-income producing security.

(a)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Maturity date shown represents the mandatory tender date.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	The coupon payment on these securities is currently in default as of November 30, 2018.

(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(i)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CTFS	— Certificates
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration - Insured Bonds
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
PSF	— Permanent School Fund
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

Notes to Schedule of Investments (unaudited) (continued)

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$4,399,962,651	—	$4,399,962,651
Short-Term Investments†	—	11,500,000	—	11,500,000

Total Investments	—	$4,411,462,651	—	$4,411,462,651

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 25, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 25, 2019